Accrued Expenses and Other Current Liabilities - Summary of Accrued Liabilities and Other Liabilities Disclosure Current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Advance from shippers and truckers	[1]	¥ 949,981		¥ 778,247
Salaries and welfare payables		349,966		338,281
Deposit from truckers for value added services		23,243		23,421
Accrued rental and other service fees		133,149		80,667
Accrual for construction in progress		55,743		27,505
Accrued liabilities for settlement in principle of class actions		72,598		0
Proceeds prepaid by investors of a subsidiary		90,000		0
Others		48,565		53,039
Total		¥ 1,723,245	$ 242,714	¥ 1,301,160

[1]	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.